SULLIVAN & TRIGGS, LLP
A Registered Limited Liability Law Partnership
1230 Montana Avenue
Suite 201
Santa Monica, California 90403
Telephone: (310) 451-8300
Facsimile: (310) 451-8303
December 5, 2007
Writer’s Direct Contact: (310) 451-8302
Email Address: bsullivan@sullivantriggs.com
VIA EDGAR AND OVERNIGHT DELIVERY
H. Christopher Owings
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	BabyUniverse, Inc.
Registration Statement on Form S-3
Filed October 31, 2007
File No. 333-147033
Dear Mr. Owings:
     On behalf of BabyUniverse, Inc. (the “Company”), we are transmitting for filing Amendment No. 1 (the “Amendment”) to the Registration Statement on Form S-3 (File No. 333-147033) (the “Registration Statement”). A courtesy copy of the Amendment will be provided that is marked to show the changes to the Registration Statement as filed with the Securities and Exchange Commission (the “Commission”) on October 31, 2007.
     The Amendment is being filed in response to comments received from the Commission staff (the “Staff”) by letter dated November 27, 2007, to which we respond in this letter. The relevant text of the Staff’s comments has been included in this letter. The headings and numbering below correspond to the headings and numbering in the Staff’s letter.

1.	Comment: We note that you disclose that you amended the terms of a prior private placement and converted part of Lydian’s loan into shares after you filed your proxy statement-prospectus on Form S-4 and before it was effective. Please provide us with your analysis with respect to the potential for the integration of these transactions into your proxy statement-prospectus on Form S-4, including a discussion of any relevant staff interpretations. In doing so, please discuss the means by which the investors were solicited, the investors’ obligation to purchase the securities, and the conditions that are not within the control of the investors. In this regard, we note that based on your form 8-K filed September 11, 2007 the issuance of 145,985 shares of common stock to Lydian Trust Company was “upon the closing of the Company’s proposed merger transaction.” Please refer to Black Box Incorporated (June 26, 1990), Squadron, Ellenoff, Plesant & Lehrer (February 28, 1992), and our five factor test as articulated in Securities Act Release No. 4552 (Nov. 6, 1962). We may have further comment.
Response: As set forth in the second paragraph of the Response to Comment 7 (the “Response to Comment 7”) contained in the undersigned’s letter to the Staff dated September 7, 2007, in reference to the Company’s Registration Statement on Form S-4 (File No. 333-143765) (the “S-4 Registration Statement”), the Company entered into three additional private placement transactions (the “Subsequent Private Placements”) after the filing of Amendment No. 1 to the S-4 Registration Statement with the Commission on July 23, 2007. The description of the Subsequent Private Placements contained in the second paragraph of the Response to Comment 7 is hereby incorporated herein in its entirety by this reference, with capitalized terms used and not otherwise defined in this Response bearing the meanings respectively ascribed thereto in the second paragraph of the Response to Comment 7.
With respect to the securities agreed to be purchased by CIBC, the Janus Funds and Lydian Trust Company (“LTC”) pursuant to the Subsequent Private Placements, each of these selling shareholders was solicited directly by the Company’s then Chief Executive Officer, based on his pre-existing relationship with the relevant senior personnel of each such selling shareholder. Pursuant to the terms of the Janus Amendment, the obligation of the Janus Funds to purchase, upon consummation of the Company’s merger transaction with eToys Direct, Inc. (the “Merger”), the shares of the Company’s Common Stock, par value $0.001 per share (the “Common Stock”), subject thereto was subject only to satisfaction of the following conditions, each of which was outside the control of JCM and the Janus Funds: (i) the approval by the shareholders of the Company of the issuance of the shares of Common Stock in the Subsequent Private Placements to the extent required by NASDAQ Marketplace Rule 4350(i); (ii) the closing of the Merger; and (iii) the delivery by the Company to the Janus Funds of a reasonably satisfactory update to the legal opinion previously delivered by the Company to the Janus Funds in connection with a prior private placement transaction. Pursuant to the terms of the CIBC Subscription Agreement, the obligation of CIBC to purchase upon consummation of the Merger the shares of Common Stock subject thereto was subject only to satisfaction of the following conditions, each of which was outside the control of CIBC: (i) the delivery by the Company to CIBC of one or more stock certificates representing such shares registered in the name of CIBC and bearing a standard securities law restrictive legend; (ii) the delivery by the Company to

CIBC of a legal opinion in a form reasonably satisfactory to CIBC; (iii) the delivery by the Company to CIBC of an officer’s certificate in a form previously agreed between the Company and CIBC; and (iv) the delivery by the Company to CIBC of a fully executed original of the CIBC Subscription Agreement. Pursuant to the terms of the Lydian Subscription Agreement, the obligation of LTC to purchase upon consummation of the Merger the shares of Common Stock subject thereto was subject only to satisfaction of the following conditions, each of which was outside the control of LTC: (i) the payment by the Company to LTC of cash in the amount of $1.1 million and the amount of the accrued but unpaid interest on the Lydian Loan; (ii) the delivery by the Company to LTC of one or more stock certificates representing such shares registered in the name of LTC and bearing a standard securities law restrictive legend; and (iii) the delivery by the Company to LTC of a legal opinion in a form reasonably satisfactory to counsel for LTC and typical for a transaction of the relevant sort.
The Company’s analysis, conformably with the principles articulated by the Staff in Black Box Incorporated (June 26, 1990) (“Black Box”) and Squadron, Ellenoff, Pleasant & Lehrer (February 28, 1992) (Squadron, Ellenoff), of why it believes that no portion of the Subsequent Private Placements is properly integrated with the offering of the Company’s securities pursuant to the S-4 Registration Statement (the “Registered Offering”) is set forth in the third paragraph of the Response to Comment 7. That analysis is hereby incorporated herein in its entirety by this reference, and is supplemented by the discussion contained in the immediately preceding paragraph of this Response.
The satisfaction by the Subsequent Private Placements of the conditions set forth in Black Box and Squadron Ellenoff logically obviates the need to consider the applicability of the five factor integration test adopted by the Commission in Securities Act Release No. 4552 (November 6, 1962). However, the Company also believes that the application of the five factor test, taken as a whole, would not result in the integration of any portion of the Subsequent Private Placements with the Registered Offering. As previously set forth in the Response to Comment 7, the purpose of the Subsequent Private Placements was to raise in a financing transaction equity capital in an additional amount sufficient to ensure that the Company had the necessary funds, as of the closing date of the Merger, to pay off the Company’s then existing bank indebtedness (and related fees and expenses), and to pay the transaction fees incurred by the Company in connection with the Merger. The purpose of the Registered Offering, per contra, was the implementation of a key step in effecting the Merger, with no funds flowing to the Company as a direct result thereof. As such, the Registered Offering was not part of any plan of financing by the Company. Accordingly, while the Subsequent Private Placements, on the one hand, and the Registered Offering, on the other hand, both involved the issuance of shares of the Common Stock and were made in close temporal proximity, they were not part of a single plan of financing, the type of consideration received by the Company was fundamentally different in the two cases and they were made for fundamentally different corporate purposes.
Selling Shareholders, page 6

2.	Comment: To the extent not currently disclosed, please disclose the natural person(s) or public company that has the ultimate voting or investment control over the shares held by each selling shareholder. For example, please disclose the natural person(s) or public company that has the ultimate voting or investment control over the shares held by Lydian Holding Company. See Interpretation 1.60 of Telephone Interpretations Manual (July 1997) and Interpretation 4S of Reg. S-K section of March 1999 Supplement to Manual.
Response: In response to the Staff’s comment, the Company has included the disclosure as requested on pages 7 and 8 of the Amendment.
* * * * * *
Should you have any further questions or comments regarding the captioned filing, please direct them to the undersigned at (310) 451-8302.
Very truly yours,
/s/ Brian A. Sullivan
Brian A. Sullivan, Esq.
Enclosure

cc:	Scott Anderegg, Staff Attorney
Mara Ransom, Legal Branch Chief
Securities and Exchange Commission

Michael J. Wagner, Chief Executive Officer and President
Barry Hollingsworth, Chief Financial Officer
BabyUniverse, Inc.

Thomas Stephens, Esq.
Bartlit Beck Herman Palenchar & Scott LLP

D. Thomas Triggs, Esq.
Owen M. Lewis, Esq.
Sullivan & Triggs, LLP

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